ENTITY WIDE DISCLOSURES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 563	$ 477	$ 2,310	$ 2,818
Germany [Member]
Revenues	160	131	519	286
Italy [Member]
Revenues	155	28	415	96
Brazil [Member]
Revenues			238	95
Middle East [Member]
Revenues			94	792
Other [Member]
Revenues	165	195	818	1,264
Spain [Member]
Revenues	63	45
Belarus [Member]
Revenues	$ 20	$ 78	$ 226	$ 285